Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Plan Benefits (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for plan benefits	$ 6,990,009	$ 6,315,343
Less: Amounts allocated to withdrawing participants	(5)	(1,751)
Less: Deemed distributions of participant loans	(759)	(781)
Net assets available for plan benefits per the Form 5500	$ 6,989,245	$ 6,312,811